Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Summary of Share Capital	The total share capital is as follows:

	December 31, 2024	December 31, 2023
Number of ordinary nominative shares	184,813,974	184,027,008
Par value	0.0001	0.0001
Total issued capital	18	18